2. Going Concern (Details Narrative) - USD ($)	Feb. 28, 2017	May 31, 2016	May 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (71,663)	$ (42,336)	$ (18,291)